Accounts Receivable, Net	12 Months Ended
Sep. 30, 2020
Credit Loss [Abstract]
Accounts Receivable, Net

NOTE 4 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	September 30, 2020	September 30, 2019
Accounts receivable	$5,864,040	$5,309,656
Less: allowance for doubtful accounts	(93,032)	(73,386)
Accounts receivable, net	$5,771,008	$5,236,270

The Company’s accounts receivable primarily includes balance due from customers when the Company’s products are sold and delivered to customers.

Approximately $5.6 million or 96.9% of net accounts receivable balances as of September 30, 2020 has been collected as of the date of this report. The following table summarizes the Company’s accounts receivable and subsequent collection by aging bucket:

Accounts Receivable by aging bucket	Balance as of September 30, 2020	Subsequent collection	% of subsequent collection
Less than 3 months	$4,751,705	$4,587,583	96.5%
From 4 to 6 months	1,010,693	993,403	98.3%
From 7 to 9 months	12	-	0.0%
From 10 to 12 months	1,151	585	50.8%
Over 1 year	100,479	7,837	7.8%
Total gross accounts receivable	5,864,040	5,589,408	95.3%
Allowance for doubtful accounts	(93,032)	-
Accounts Receivable, net	$5,771,008	$5,589,408	96.9%

Allowance for doubtful accounts movement is as follows:

	September 30, 2020	September 30, 2019
Beginning balance	$73,386	$48,529
Additions	15,569	27,709
Reductions	-	-
Foreign currency translation adjustments	4,077	(2,852)
Ending balance	$93,032	$73,386